Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equipment
Beginning balance	$ 5,487
Ending balance	10,126	$ 5,487
Computer equipment
Equipment
Beginning balance	5,487
Ending balance	10,126	5,487
Computer equipment | Cost
Equipment
Beginning balance	5,727
Additions	6,428	5,727
Ending balance	12,155	5,727
Computer equipment | Accumulated Depreciation
Equipment
Beginning balance	(240)
Charge for the year	(1,789)	(240)
Ending balance	$ (2,029)	$ (240)